Fair value measurements (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair value measurements (Tables) [Line Items]
Schedule of financial instruments for which the Company discloses fair value
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2020
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	47,826,670	50,960,000	—	50,960,000	—
Preferred Stock warrant liability	698,451	698,451	—	—	698,451
Total	$51,718,421	$54,851,751	$—	$54,153,300	$698,451

June 30, 2021
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	49,000,000	50,470,000	—	50,470,000	—
Preferred Stock warrant liability	580,243	580,243	—	—	580,243
Total	$52,773,543	$54,243,543	$—	$53,663,300	$580,243

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2019
Liabilities
Senior secured term loan	$23,181,240	$24,608,068	$—	$24,608,068	$—
Preferred Stock warrant liability	287,505	287,505	—	—	287,505
Total	$23,468,745	$24,895,573	$—	$24,608,068	$287,505
December 31, 2020
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	47,826,670	50,960,000	—	50,960,000	—
Preferred Stock warrant liability	698,451	698,451	—	—	698,451
Total	$51,718,421	$54,851,751	$—	$54,153,300	$698,451

Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement
	June 30, 2021	December 31, 2020
Expected dividend yield	—%	—%
Risk-free interest rate	0.67%	0.53%
Expected volatility	66.10%	50.00%
Expected term (in years)	4.01	4.50

	December 31,
	2020	2019
Expected dividend yield	—	—
Risk-free interest rate	0.53%	1.76%
Expected volatility	50%	50%
Expected term (in years)	4.50	5.50

Schedule of change in the fair value of the derivative warrant liabilities
December 31, 2020	$698,451
Increase (decrease) in fair value of warrants	(118,208)
June 30, 2021	$580,243

December 31, 2019	$287,504
Increase (decrease) in fair value of warrants	(10,987)
June 30, 2020	$276,517

December 31, 2018	$126,206
Increase in the fair value of warrants	161,299
December 31, 2019	287,505
Increase in the fair value of warrants	410,946
December 31, 2020	$698,451

Tortoise Acquisition Corp. II [Member]
Fair value measurements (Tables) [Line Items]
Schedule of change in the fair value of the derivative warrant liabilities
Level 3 – Derivative warrant liabilities at July 24, 2020 (inception)	$—
Issuance of Public and Private Warrants with Level 3 measurements	18,123,980
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	27,068,170
Transfer of Public Warrants to Level 1 measurements	(13,404,640)
Derivative warrant liabilities at December 31, 2020 measured utilizing Level 3 inputs	$20,581,490

Level 3 – Derivative warrant liabilities at December 31, 2020	$20,581,490
Change in fair value of derivative warrant liabilities	3,424,170
Level 3 – Derivative warrant liabilities at March 31, 2021	$24,005,660
Change in fair value of derivative warrant liabilities	(11,130,330)
Level 3 – Derivative warrant liabilities at June 30, 2021	$12,875,330

Schedule of financial assets and financial liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	$24,610,660	$—	$20,581,490

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual funds	$345,016,637	$—	$—
Liabilities:
Derivative warrant liabilities	$18,716,250	$—	$12,875,330
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$345,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$24,610,660	$—	$20,581,480

Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement
	As of September 15, 2020	As of December 31, 2020
Volatility	22.6%	47.5%
Probability of success of a Business Combination	80.0%	80.0%
Stock price	$9.69	$10.65
Expected life of the options to convert	6	5.5
Risk-free rate	0.37%	0.43%
Dividend yield	0.0%	0.0%

	As of December 31, 2020	As of June 30, 2021
Volatility	22.7%	30.0%
Stock price	$10.49	$10.03
Expected life of the options to convert	5.96	5.09
Risk-free rate	0.37%	0.88%
Dividend yield	0.0%	0.0%